Operating Costs and Expenses (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	R$ 430,544	R$ 489,318	R$ 356,291
Financial Offset For The Use Of Water Resources [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	152,604	142,270	85,545
Collection Charge [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	43,022	47,923	50,371
Net Losses In The Decommissioning And Disposal Of Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	45,596	35,483	(74)
Leasing And Rent [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	30,528	33,316	19,933
Insurance [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	48,914	41,505	32,866
Taxes [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	23,463	59,188	41,268
Fair Value Of Power Generation Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net		26,451
Aneel Inspection Fee [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	18,248	15,683	15,303
Compensation [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	21,699	14,703	48,679
Donations Contributions Grants Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	8,808	6,521	37,867
Associacao Das Emissoras De Radiodifusao Do Parana AERP [member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	12,727	11,789	11,400
Publicity [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	9,772	9,835	10,918
Sponsorship [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	3,530	2,620	897
Talento Olimpico Paranaense TOP [member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	5,225	4,665	4,750
Other Net Income Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating costs and expenses, net	R$ 6,408	R$ 37,366	R$ (3,432)